Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Finance Income And Finance Costs [Abstract]
Interest expense on long-term debt and amortization of deferred financing fees	$ 119,345	$ 127,062
Interest expense on lease liabilities	26,509	24,904
Interest income	(1,795)	(7,723)
Net change in fair value and accretion expense of contingent considerations	(517)	(6,037)
Net foreign exchange loss	380	3,786
Other financial expenses	16,034	16,247
Net finance costs	159,956	158,239
Finance income	(2,312)	(13,760)
Finance costs	$ 162,268	$ 171,999